Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
Dec. 31, 2022
Statement [Line Items]
Description of property, plant and equipment	Property, plant and equipment is subsequently measured at cost less accumulated depreciation less any impairment losses.
Depreciation method	Equipment is carried at cost less accumulated depreciation.
Computer Equipment
Statement [Line Items]
Depreciation rate	30.00%